INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Schedule of inventories

	December 31,
	2022	2023
Raw materials	$59,780	$112,462
Work-in-process	12,531	19,483
Finished goods	97,206	41,326
Total	$169,517	$173,271